35. Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent events
35.	Subsequent events
35.1.	Effects of COVID-19 on the consolidated financial statements

The Company has been monitoring the progress of the pandemic of COVID-19 (Coronavirus) and its impacts on its operations. Several actions were taken by management, among which we highlight the creation of a crisis committee formed by the senior management, which takes decisions in line with the recommendations of Health and local authorities and professional associations.

The Company has adopted all possible measures to mitigate the transmission of the virus in stores, distribution centers and offices, such as: frequent cleaning, safety / protection items for employees, flexible working hours, adoption of home office, among other decisions.

Since the beginning of the COVID-19 outbreak, our stores have remained open, in addition to the significant increase of our e-commerce formats. The Company has an important commitment to society to continue taking products to our consumers. We had no problems in our supply chain, and our suppliers continued to deliver its products in our distribution centers and stores.

The Company carried out a complete analysis of the consolidated financial statements, in addition to concluding about its operational continuity. The main aspects evaluated were:

•	The Company updated its budgets that were initially used to estimate the recoverability of store assets and intangible assets on December 31, 2019, and did not identify significant decrease in revenues, and other lines of income statement, that could result in the non-recoverability of assets. Due to the uncertainty regarding the end of the pandemic, and its macroeconomic consequences, management assessed the existence of indicators of impairment for some of its assets and, consequently, performed an impairment test on June 30, 2020. The recoverable amount is determined by means of a calculation based on the value in use and on cash projections from financial budgets, which were reviewed and approved by Senior Management for the next three years, considering the updated projections for June 30, 2020.The discount rate applied to cash flow projections was 8.1% on June 30, 2020 (8.4% on December 31, 2019), and cash flows that exceed the three-year period were extrapolated using a growth rate of 3.9% on June 30, 2020 (4.8% on December 31, 2019). As a result of this analysis, there was no need to record a provision for impairment of these assets. Likewise, impairment tests made for Grupo Éxito was performed on June 30, 2020, and no need of a provision for impairment was identified.
•	We assessed the recoverability of receivables from credit card companies, customers, galleries in our stores, real estate rentals and no need to record additional provisions to those already registered;
•	In relation to inventories, we do not expect any adjustment impacting their realizable amount;
•	Financial instruments already reflect the market assumptions in their valuation, and there are no additional exposures. The Company is not exposed to significant financing denominated in US dollars;
•	The Company does not expect obtaining new financing as a consequence of the pandemic;
•	The expenses incurred as a result of the pandemic refer to the purchase of individual protection , and store adaptation items, overtime, expenses with internal and external communication, incremental expenses with transportation, cleaning and sanitation services. The amount recorded is R$ 200 at September 30, 2020.

In summary, according to management's estimates and monitoring of the impacts of the pandemic, there are no effects that should be recorded in the consolidated financial statements, nor are there any effects on the Company’s operational continuity and estimates that would justify changes or additional provisions to be recorded, in addition to those already recognized and disclosed.

35.2.	Issue of debentures

On January 6, 2020, the Company issued the 17th debentures, not convertible into shares, in a single serie, with a total value of R$2 billion and maturing up to 3 years. The funds will be used to strengthen working capital and extend the debt profile. Interest will be paid semiannually. The debentures will have remuneration corresponding to 100% of the accumulated variation of the daily average rates of the DI - Interbank Deposits for one day, plus annual interest of 1.45%.

35.3.	Foreign currency loan agreement

On January 9, 2020 Sendas entered into a US dollar denominated loan agreement of U$50. The loan matures on January 11, 2021 and bears interest at each 7 months.

35.4.	National currency loan agreement

On April 24, 2020 Sendas and CBD entered into a loan agreement denominated in Reais of R$250 each, totaling R$500. The loans mature on April 25, 2022 and bear annual interest.

On May 29, 2020 CBD entered into a loan agreement denominated in Reais of R$500. The loan matures on May 30, 2022 and bears quarterly interest.

On June 29, 2020 Sendas entered into a loan agreement denominated in Reais of R$150. The loan matures on June 20, 2022 and bears half-year interest.

On July 1, 2020 CBD entered into a loan agreement denominated in Reais of R$400. The loan matures on June 21, 2022 and bears half-year interest.

35.5.	Payment of dividends

The Company, in the Ordinary and Extraordinary General at an Annual and Extraordinary Shareholders' Meeting held on April 23, 2020 approved the distribution of dividends for the period from April 1, 2019 to December 31, 2019, in the amount of R$156. This amount corresponds to R$0.582024107 per common share and was imputed to the minimum mandatory dividend for the year and paid on June 15, 2020.

35.6.	Receipt of dividends from Éxito

In April 2020, the subsidiary Sendas received R$1.2 billion of dividend and fully used to amortize the debt for the acquisition of Éxito.

35.7.	Sale and Leaseback

On December 23, 2019, the Company signed a commitment to sell 6 properties (Pão de Açúcar stores) in the Sale and Leaseback modality to Rio Bravo Investimentos Distribuidora de Titulos e Valores Imobiliários Ltda. of a total amount of R$92, of which R$91 was paid upon signing the commitment. On September 30, 2020, the Company concluded the sale of 5 of the 6 stores. The parties entered into lease agreements for the 5 properties, with a term of 10 years, renewable for the same period, ensuring the continuity of GPA operations in properties with sustainable financial conditions.

On March 5, 2020, the Company entered into a Sale and Leaseback transaction with investment funds administered by BRL Trust Distribuidora de Títulos e Valores Mobiliários S.A. and managed by TRX Gestora de Recursos Ltda. (“TRX”), pursuant to the signing of a “Private Instrument of Commitment of Purchase and Sale of Real Estate Properties and Real Surface Law Institution” (“Instrument”). The Instrument initially foresees the sale of 43 properties of the Company in various tranches, for the total amount of R$1,246.

•	On May 29, 2020, the Company concluded the sale of 5 properties
•	On June 29, 2020, the Company concluded the sale of 7 properties
•	On July 22, 2020, the Company concluded the sale of another 16 properties
•	On July 30, 2020, the Company concluded the sale of the remaining 11 properties, whose transfer was completed on August 28, 2020.

The Company completed the sale of 39 properties for a total amount of R$1,183, of which R$ 1,179 has been already received. Four properties of non-relevant value from the total volume were not sold. The parties entered into lease agreements for each property, with a term of 15 years, renewable for the same period.

35.8.	Spin-off of the Cash and Carry Business

On September 9, 2020, our board of directors approved the analysis of a potential transaction to separate our cash-and-carry business through a spin-off of its wholly-owned subsidiary Sendas, which operates under the banner Assaí. The Company refers to this potential transaction as the “spin-off.” The spin-off will be preceded by the transfer of the equity interest currently held by Sendas in Almacenes Éxito S.A. to the Company.

The goal of the spin-off is to unlock the full potential of the Company’s cash-and-carry and traditional retail businesses, allowing them to operate on a standalone basis, with separate management teams, and focusing on their respective business models and market opportunities. Additionally, the spin-off is expected to provide each of the businesses with direct access to the capital markets and other sources of funding, hence allowing them to prioritize investments according to each company’s profile, thus creating more value for their respective shareholders.

In connection with the spin-off, 100% of the common shares issued by Sendas are expected to be distributed to the Company’s shareholders, on a pro rata basis for no consideration. The distribution will occur after the listing of Sendas’ common shares on the Novo Mercado segment of B3, together with listing of ADRs representing Sendas’ shares on NYSE are approved. We expect Sendas to follow substantially similar corporate governance standards as those currently adopted by the Company.

The implementation of the spin-off and the listings depend on the completion of the analysis of the spin-off as well as on obtaining necessary approvals, including from shareholders and applicable regulators.

35.9.	STF - INSS and IPI Judgments

On August 21, 2020, the STF ruled that the payment of IPI is constitutional when the products to be sold in the local market are imported. Additionally, on August 28, 2020, the STF also ruled that of the payment of Christmas bonus (décimo terceiro salário) to employees is subject to social security contributions. We have been following the development of these rulings, and based on the opinion of our legal advisors, we concluded that we do not need to record a provision.

The Company has been following the development of these rulings, and based on the opinion of its legal advisors, it was concluded that no provision was needed to be record.